Other Current Assets	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

5. OTHER CURRENT ASSETS

	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Other receivables	778	1,000	75,143	14,894
GST receivables	-	-	-	11,201
Deposits	87,681	112,745	128,775	98,468
Prepaid insurance	7,425	9,547	4,926	7,493
Other current assets	95,884	123,292	208,844	132,056